Leases	3 Months Ended
Mar. 31, 2026
Disclosure of quantitative information about right-of-use assets [abstract]
Leases
4.
Leases

During the year ended December 31, 2024, the Company entered into agreements to lease, for a term of six years, 15 rural properties consisting of a total area of approximately 4.2 square miles, which primarily will be used for the sites of dry stacked tailings piles. Each of these lease agreements also provides the Company with a right of first refusal to purchase the applicable leased property in the event of a sale of such property. The Company recognized a right-of-use asset and a lease liability of $778,479, in aggregate, on inception of the leases. During the three months ended March 31, 2026 and the year ended December 31, 2025, the Company purchased some of the rural properties, terminated the related lease, and recorded a disposal of the related leased asset and the acquisition of land included in property, plant and equipment. See Note 3.

	Cost	Amortization	Balance
Balance, December 31, 2024	$737,506	$(209,644)	$527,862
Additions	40,973	(119,380)	(78,407)
Disposal	(19,372)	4,843	(14,529)
Effect of foreign exchange	—	61,150	61,150
At December 31, 2025	$759,107	$(263,031)	$496,076
Additions	—	(29,944)	(29,944)
Disposal	(48,691)	15,554	(33,137)
Effect of foreign exchange	—	26,512	26,512
At March 31, 2026	$710,416	$(250,909)	$459,507

Lease liabilities are measured at the present value of the lease payments that are not paid at the statement of financial position date. Lease payments are apportioned between interest expenses and a reduction of the lease liability using the Company’s incremental borrowing rate of 12.75% to achieve a constant rate of interest on the remaining balances of the liabilities. For the three months ended March 31, 2026, the Company recognized $17,048 (three months ended March 31, 2025 - $23,445) in interest expense related to its lease liabilities, capitalized to exploration and evaluation assets.

A reconciliation of the lease liabilities for the three months ended March 31, 2026 and the year ended December 31, 2025 is as follows:

	March 31, 2026	December 31, 2025
Balance, beginning of period	$554,149	$605,605
Lease amendment	—	40,973
Disposal	(38,543)	(16,983)
Cash outflows	(50,395)	(229,906)
Finance costs	17,048	83,862
Effect of foreign exchange	29,610	70,598

Balance, end of period	$511,869	$554,149

	March 31, 2026	December 31, 2025
Lease Liability - current	$102,465	$99,975
Lease Liability - non-current	409,404	454,174
	$511,869	$554,149